Quarterly Holdings Report
for

Fidelity® Emerging Markets Fund

July 31, 2020

EMF-QTLY-0920
1.804872.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
Bermuda - 0.5%
Credicorp Ltd. (United States)	193,831	$24,649,488
Brazil - 4.6%
BM&F BOVESPA SA	3,375,200	41,046,801
Hapvida Participacoes e Investimentos SA (a)	2,637,300	32,932,440
Localiza Rent A Car SA	4,598,345	44,885,552
Lojas Renner SA	3,086,350	24,334,393
Notre Dame Intermedica Participacoes SA (b)	1,648,000	21,090,660
Rumo SA (b)	9,047,100	38,536,305
Suzano Papel e Celulose SA (b)	4,310,100	34,701,901

TOTAL BRAZIL		237,528,052

Cayman Islands - 21.6%
Alibaba Group Holding Ltd.	1,915,100	60,088,293
Alibaba Group Holding Ltd. sponsored ADR (b)	1,520,754	381,739,669
Hansoh Pharmaceutical Group Co. Ltd. (a)(b)	7,584,000	32,781,183
Innovent Biologics, Inc. (a)(b)	1,748,500	10,716,198
Kangji Medical Holdings Ltd. (b)	2,014,500	6,690,480
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	399,087	55,951,997
Pinduoduo, Inc. ADR (b)	978,500	89,826,300
Shenzhou International Group Holdings Ltd.	2,887,600	34,463,569
Tencent Holdings Ltd.	6,327,500	434,055,215

TOTAL CAYMAN ISLANDS		1,106,312,904

China - 12.5%
Angel Yeast Co. Ltd. (A Shares)	7,319,232	69,150,827
AVIC Jonhon OptronicTechnology Co. Ltd.	7,268,878	45,383,918
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	5,892,363	33,283,743
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	2,296,147	49,404,779
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (b)	128,000	1,651,549
Kweichow Moutai Co. Ltd. (A Shares)	436,562	105,034,245
Midea Group Co. Ltd. (A Shares)	5,128,948	52,759,011
Ping An Insurance Group Co. of China Ltd. (H Shares)	8,623,000	90,983,245
Shanghai M&G Stationery, Inc. (A Shares)	4,200,263	39,364,199
Shenzhen Expressway Co. Ltd. (H Shares)	35,696,000	34,036,546
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	1,393,856	69,339,597
Wuliangye Yibin Co. Ltd. (A Shares)	1,602,630	49,973,409

TOTAL CHINA		640,365,068

Cyprus - 0.3%
Headhunter Group PLC ADR (c)	744,000	14,909,760
France - 3.0%
Dassault Systemes SA	222,276	40,348,005
Hermes International SCA	49,219	39,784,175
LVMH Moet Hennessy Louis Vuitton SE	103,199	44,875,383
Sartorius Stedim Biotech	95,400	29,667,377

TOTAL FRANCE		154,674,940

Hong Kong - 1.5%
AIA Group Ltd.	3,540,600	31,925,390
Hong Kong Exchanges and Clearing Ltd.	892,674	42,639,371

TOTAL HONG KONG		74,564,761

Hungary - 0.8%
OTP Bank PLC (b)	1,138,700	40,467,010
India - 10.6%
Bajaj Finance Ltd.	701,200	30,429,946
HDFC Bank Ltd.	3,275,094	45,174,527
Housing Development Finance Corp. Ltd.	2,421,346	57,590,997
Indian Energy Exchange Ltd. (a)	6,285,600	15,034,430
Kotak Mahindra Bank Ltd.	2,422,648	44,163,528
Petronet LNG Ltd.	15,692,000	51,912,202
Power Grid Corp. of India Ltd.	20,585,700	48,991,328
Reliance Industries Ltd.	6,875,818	189,709,068
Reliance Industries Ltd. (b)	458,387	7,203,137
Tata Consultancy Services Ltd.	1,650,500	50,259,620

TOTAL INDIA		540,468,783

Indonesia - 2.0%
PT Bank Central Asia Tbk	29,648,100	63,505,422
PT Bank Rakyat Indonesia Tbk	186,355,794	40,479,323

TOTAL INDONESIA		103,984,745

Japan - 1.5%
Hoya Corp.	345,500	34,009,825
Tokyo Electron Ltd.	148,000	40,954,160

TOTAL JAPAN		74,963,985

Kenya - 1.0%
Safaricom Ltd.	186,903,000	48,828,951
Korea (South) - 5.3%
NAVER Corp.	248,420	62,527,737
Samsung Electronics Co. Ltd.	4,264,037	206,452,045

TOTAL KOREA (SOUTH)		268,979,782

Luxembourg - 1.2%
Globant SA (b)(c)	342,372	59,209,814
Mexico - 0.6%
Banco del Bajio SA (a)(b)	14,999,600	11,545,412
Grupo Aeroportuario Norte S.A.B. de CV (b)	4,893,120	20,163,920

TOTAL MEXICO		31,709,332

Netherlands - 1.8%
ASML Holding NV (Netherlands)	152,400	54,183,937
Yandex NV Series A (b)(c)	700,787	40,323,284

TOTAL NETHERLANDS		94,507,221

Philippines - 0.9%
Ayala Land, Inc.	66,705,400	45,260,277
Poland - 1.0%
CD Projekt RED SA (b)	493,038	52,919,294
Russia - 2.3%
Lukoil PJSC sponsored ADR	511,800	34,853,580
NOVATEK OAO GDR (Reg. S)	178,322	26,142,005
Sberbank of Russia	18,170,310	54,407,123

TOTAL RUSSIA		115,402,708

South Africa - 2.2%
Clicks Group Ltd.	1,645,500	21,974,013
Naspers Ltd. Class N	507,912	92,415,220

TOTAL SOUTH AFRICA		114,389,233

Switzerland - 0.8%
Sika AG	182,553	40,021,734
Taiwan - 9.1%
E.SUN Financial Holdings Co. Ltd.	45,695,524	42,175,216
eMemory Technology, Inc.	1,539,000	28,670,833
Taiwan Semiconductor Manufacturing Co. Ltd.	25,044,000	363,642,541
Voltronic Power Technology Corp.	1,058,000	32,069,341

TOTAL TAIWAN		466,557,931

Thailand - 0.6%
Thai Beverage PCL	62,714,300	29,413,951
United Arab Emirates - 0.6%
National Bank of Abu Dhabi PJSC (b)	9,953,000	29,589,524
United Kingdom - 0.5%
AstraZeneca PLC sponsored ADR	485,800	27,097,924
United States of America - 7.3%
Adobe, Inc. (b)	101,978	45,310,865
Aspen Technology, Inc. (b)	314,600	30,597,996
Intuitive Surgical, Inc. (b)	71,500	49,008,960
Lam Research Corp.	118,208	44,583,329
Micron Technology, Inc. (b)	842,200	42,156,321
NVIDIA Corp.	182,377	77,435,450
Staar Surgical Co. (b)	240,300	13,983,057
Thermo Fisher Scientific, Inc.	86,338	35,739,615
Yum China Holdings, Inc.	664,100	34,028,484

TOTAL UNITED STATES OF AMERICA		372,844,077

TOTAL COMMON STOCKS
(Cost $2,969,522,845)		4,809,621,249

Nonconvertible Preferred Stocks - 0.5%
Russia - 0.5%
Tatneft PAO
(Cost $34,941,779)	3,403,400	24,633,609

Money Market Funds - 5.6%
Fidelity Cash Central Fund 0.14% (d)	286,242,078	286,327,951
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	733,614	733,688
TOTAL MONEY MARKET FUNDS
(Cost $287,038,617)		287,061,639
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $3,291,503,241)		5,121,316,497
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(9,895,285)
NET ASSETS - 100%		$5,111,421,212

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $103,009,663 or 2.0% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$617,952
Fidelity Securities Lending Cash Central Fund	36,456
Total	$654,408

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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